Balances and Transactions with Related Parties - Schedule of Profit and Loss Data (Details) - Related Parties [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Profit and Loss Data [Line Items]
Cost of revenue	[1]	$ 195	$ 233	$ 233
Research and development expenses	[1]	65	78	421
Selling and marketing expenses	[1]	580	733	2,796
General and administrative expenses	[1]	$ 721	$ 806	$ 1,074

[1]	Including benefits to related parties and officers, included in subsections b and c above.